SCHEDULE OF TRADE RECEIVABLES (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Trade Receivables Contract Assets Prepayment Deposits And Other Receivables
Trade receivables	$ 95,100	$ 186,966	$ 294,820
Less: loss allowance	(10,336)	(4,632)	(5,032)
Total	$ 84,764	$ 182,334	$ 289,788